UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img3c0fd6941.jpg]

Short-Term Bond Fund of America®

Investment portfolio

November 30, 2018

unaudited

Bonds, notes & other debt instruments 89.90% U.S. Treasury bonds & notes 38.94% U.S. Treasury 26.17%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2019	$7,400	$7,293
U.S. Treasury 1.375% 2019	160,000	158,298
U.S. Treasury 1.125% 2020	11,000	10,765
U.S. Treasury 2.25% 2020	31,000	30,803
U.S. Treasury 2.375% 20201	350,000	348,025
U.S. Treasury 2.75% 2020	167,000	166,831
U.S. Treasury 1.125% 2021	20,000	19,096
U.S. Treasury 1.75% 2021	25,000	24,241
U.S. Treasury 2.00% 2021	29,620	29,132
U.S. Treasury 2.375% 2021	193,830	191,917
U.S. Treasury 2.375% 2021	112,180	111,120
U.S. Treasury 2.625% 2021	29,000	28,874
U.S. Treasury 2.75% 2021	133,837	133,604
U.S. Treasury 1.75% 2022	100	97
U.S. Treasury 1.875% 2022	89,480	86,366
U.S. Treasury 1.875% 2022	7,000	6,784
U.S. Treasury 2.125% 2022	2,392	2,326
U.S. Treasury 1.625% 2023	13,000	12,337
U.S. Treasury 2.50% 2023	16,121	15,893
U.S. Treasury 2.75% 2023	98,795	98,394
U.S. Treasury 2.75% 2023	48,800	48,587
U.S. Treasury 2.875% 2023	140,945	141,093
U.S. Treasury 2.00% 2024	12,000	11,454
U.S. Treasury 3.00% 2025	5,500	5,527
		1,688,857
U.S. Treasury inflation-protected securities 12.77%
U.S. Treasury Inflation-Protected Security 0.125% 20202	53,897	52,861
U.S. Treasury Inflation-Protected Security 0.125% 20222	122,506	118,435
U.S. Treasury Inflation-Protected Security 0.625% 20232	295,758	290,290
U.S. Treasury Inflation-Protected Security 0.125% 20242	109,606	104,693
U.S. Treasury Inflation-Protected Security 0.25% 20252	55,633	53,153
U.S. Treasury Inflation-Protected Security 0.375% 20252	10,889	10,489
U.S. Treasury Inflation-Protected Security 0.625% 20261,2	31,871	30,987
U.S. Treasury Inflation-Protected Security 0.375% 20272	33,538	31,767
U.S. Treasury Inflation-Protected Security 0.50% 20282	57,718	54,902
U.S. Treasury Inflation-Protected Security 0.75% 20282	11,565	11,272
U.S. Treasury Inflation-Protected Security 0.875% 20471,2	47,057	42,803
U.S. Treasury Inflation-Protected Security 1.00% 20481,2	30,270	22,844
		824,496
Total U.S. Treasury bonds & notes		2,513,353

Short-Term Bond Fund of America — Page 1 of 15

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes 16.87% Financials 6.49%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$7,405	$7,262
ACE INA Holdings Inc. 2.875% 2022	1,275	1,249
ACE INA Holdings Inc. 3.35% 2026	1,275	1,231
Bank of Nova Scotia 1.65% 2019	6,750	6,701
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,558
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	9,970
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 20193,4,5,6,7	450	450
Citigroup Inc. 2.85% 2021	14,700	14,484
Commonwealth Bank of Australia 2.25% 20206	7,500	7,397
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 3.027% 20226,7	5,000	5,003
DNB ASA 2.125% 20206	5,235	5,115
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,225
Goldman Sachs Group, Inc. 2.30% 2019	5,000	4,945
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.850% 20217	10,395	10,532
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 3.618% 20227	1,855	1,855
HSBC Holdings PLC 2.65% 2022	15,000	14,448
HSBC Holdings PLC 3.64% 20247	20,000	19,703
Metropolitan Life Global Funding I 1.75% 20186	14,560	14,554
Metropolitan Life Global Funding I 2.30% 20196	6,745	6,730
Morgan Stanley 2.45% 2019	9,250	9,240
National Australia Bank Ltd. 1.375% 2019	4,200	4,157
National Australia Bank Ltd. 2.40% 20196	2,950	2,927
New York Life Global Funding 1.95% 20206	20,000	19,511
New York Life Global Funding 1.95% 20206	3,645	3,595
New York Life Global Funding 2.00% 20206	20,000	19,681
New York Life Global Funding 1.70% 20216	5,000	4,784
Rabobank Nederland 2.25% 2019	20,000	19,982
Rabobank Nederland 2.50% 2021	6,535	6,393
Rabobank Nederland 2.75% 2022	4,100	3,984
Royal Bank of Canada 2.125% 2020	10,315	10,186
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 3.271% 20227	10,295	10,362
Skandinaviska Enskilda Banken AB 1.50% 2019	20,000	19,748
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	14,988
Svenska Handelsbanken AB 1.50% 2019	20,000	19,774
Svenska Handelsbanken AB 5.125% 20206	1,150	1,176
Swedbank AB 2.375% 20196	1,870	1,869
Swedbank AB 2.20% 20206	10,000	9,857
Swedbank AB 2.80% 20226	6,800	6,622
Toronto-Dominion Bank 2.55% 2021	17,670	17,404
US Bancorp 2.05% 2020	11,850	11,579
US Bancorp 3.05% 2020	14,690	14,656
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)8	12,500	12,449
Wells Fargo & Co. 1.75% 2019	15,000	14,915
Wells Fargo & Co. 2.15% 2019	5,930	5,864
		419,115
Consumer staples 2.29%
Anheuser-Busch InBev NV 2.65% 2021	16,110	15,794
Coca-Cola Co. 1.375% 2019	35,000	34,736
Nestle Holdings, Inc. 3.10% 20216	20,000	19,982
Philip Morris International Inc. 1.375% 2019	6,000	5,974
Philip Morris International Inc. 1.625% 2019	18,000	17,943
Philip Morris International Inc. 2.00% 2020	9,570	9,423
Philip Morris International Inc. 2.50% 2022	1,250	1,192

Short-Term Bond Fund of America — Page 2 of 15

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Co. 1.70% 2021	$8,820	$8,477
Wal-Mart Stores, Inc. 2.85% 2020	10,281	10,264
Wal-Mart Stores, Inc. 3.125% 2021	14,686	14,681
Wal-Mart Stores, Inc. 3.40% 2023	9,180	9,169
		147,635
Energy 2.20%
Chevron Corp. 1.561% 2019	15,000	14,915
Chevron Corp. 1.686% 2019	30,315	30,229
Chevron Corp. 1.991% 2020	8,845	8,736
Exxon Mobil Corp. 1.708% 2019	10,000	9,974
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.484% 20197	31,820	31,822
Schlumberger BV 3.00% 20206	3,645	3,598
Shell International Finance BV 1.375% 2019	11,345	11,203
Shell International Finance BV 2.125% 2020	5,000	4,926
Shell International Finance BV 1.75% 2021	6,160	5,903
Shell International Finance BV 3.50% 2023	1,838	1,832
Statoil ASA 2.25% 2019	18,660	18,502
		141,640
Health care 1.70%
AbbVie Inc. 2.50% 2020	5,910	5,825
AbbVie Inc. 2.30% 2021	9,955	9,615
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 3.305% 20237	11,772	11,658
Bristol-Myers Squibb Co. 1.60% 2019	5,000	4,986
Johnson & Johnson 1.125% 2019	20,745	20,662
Johnson & Johnson 1.95% 2020	6,420	6,299
Johnson & Johnson 2.25% 2022	11,790	11,463
Novartis Capital Corp. 1.80% 2020	15,000	14,774
Pfizer Inc. 3.00% 2021	14,690	14,668
UnitedHealth Group Inc. 1.70% 2019	10,000	9,970
		109,920
Information technology 1.33%
Apple Inc. 1.80% 2019	14,815	14,664
Apple Inc. 2.00% 2020	10,370	10,177
Apple Inc. 1.90% 2020	10,300	10,183
Cisco Systems, Inc. 1.40% 2019	21,530	21,270
Microsoft Corp. 1.10% 2019	11,355	11,222
Microsoft Corp. 1.85% 2020	10,330	10,211
Microsoft Corp. 2.875% 2024	3,435	3,338
Oracle Corp. 2.50% 2022	5,000	4,847
		85,912
Consumer discretionary 1.24%
Amazon.com, Inc. 2.60% 2019	5,000	4,978
Amazon.com, Inc. 1.90% 2020	11,800	11,593
Amazon.com, Inc. 2.40% 2023	7,375	7,062
American Honda Finance Corp. 2.65% 2021	14,705	14,500
Bayerische Motoren Werke AG 3.45% 20236	13,235	12,957
DaimlerChrysler North America Holding Corp. 3.00% 20216	15,000	14,768

Short-Term Bond Fund of America — Page 3 of 15

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc 3.25% 2022	$2,000	$1,998
Toyota Motor Credit Corp. 1.70% 2019	12,000	11,973
		79,829
Utilities 0.78%
Duke Energy Progress, LLC 3.375% 2023	11,846	11,764
Mississippi Power Co. (3-month USD-LIBOR + 0.65%) 3.031% 20207	15,000	15,001
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,383
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,578
Southern California Edison Co. 2.90% 2021	14,675	14,375
		50,101
Communication services 0.36%
Comcast Corp. 3.45% 2021	14,857	14,880
Comcast Corp. 3.70% 2024	2,000	1,995
Walt Disney Co. 1.65% 2019	6,355	6,347
		23,222
Industrials 0.31%
General Dynamics Corp. 2.875% 2020	11,690	11,663
General Dynamics Corp. 3.00% 2021	8,555	8,510
		20,173
Real estate 0.14%
Public Storage 2.37% 2022	2,770	2,660
Scentre Group 2.375% 20196	1,380	1,366
WEA Finance LLC 3.25% 20206	5,185	5,150
		9,176
Materials 0.03%
DowDuPont Inc. 4.205% 2023	2,000	2,020
Total corporate bonds & notes		1,088,743
Asset-backed obligations 14.39%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20205,6	2,263	2,263
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20215,6	10,480	10,389
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20205	696	695
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 20215	10,321	10,304
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20225	7,020	6,999
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 20225	12,000	11,972
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.479% 20255,6,7	3,805	3,805
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20225	25,090	24,925
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 20235	3,540	3,491
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20205	3,058	3,051
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 20205	63	63
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 20205	122	122
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 20215	19,691	19,494
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 20215	14,015	13,896
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 20215	24,850	24,817
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 20215	31,286	30,907
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 20215	9,440	9,352
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20215	5,245	5,220
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20285,6	91	90

Short-Term Bond Fund of America — Page 4 of 15

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20205,6	$1,082	$1,081
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20205,6	1,726	1,724
CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48% 20205,6	273	272
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 20205,6	535	535
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20205,6	117	117
CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77% 20205,6	518	519
CPS Auto Receivables Trust, Series 2014-D, Class C, 4.35% 20205,6	9,620	9,663
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 20215,6	1,714	1,708
CPS Auto Receivables Trust, Series 2017-C, Class B, 2.30% 20215,6	1,360	1,353
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 20215,6	8,000	7,964
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 20215,6	4,336	4,323
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20215,6	286	286
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 20215,6	6,871	6,866
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20215,6	5,175	5,200
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77% 20225,6	1,500	1,486
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20225,6	2,500	2,482
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 20225,6	6,762	6,756
CPS Auto Receivables Trust, Series 2016-B, Class C, 4.22% 20225,6	5,705	5,744
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20365,6	240	239
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 20205	15,252	15,246
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 20205	26,825	26,806
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 20205	675	674
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30% 20215	632	631
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36% 20215	155	154
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 20215,6	44	44
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20215,6	106	106
Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.88% 20215	15,000	14,995
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20215,6	11,374	11,366
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20215,6	514	514
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 20215	415	414
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20215,6	197	198
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20215,6	1,746	1,750
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 20225	1,630	1,624
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20225	8,750	8,737
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20225,6	8,162	8,151
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20225,6	2,575	2,575
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22% 20225	23,000	22,994
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20235	8,266	8,243
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 20235	3,000	2,982
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20205,6	328	328
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 20205,6	3,736	3,732
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 20215,6	500	499
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 20215,6	500	499
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 20215,6	671	669
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 20215,6	22,091	22,043
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20215,6	334	334
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20225,6	4,871	4,859
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 20225,6	1,458	1,456
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 20225,6	800	798
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20225,6	2,326	2,326
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 20225,6	8,918	8,908
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20225,6	616	617
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 20235,6	316	315
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20235,6	8,492	8,471
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.416% 20255,6,7	1,209	1,209

Short-Term Bond Fund of America — Page 5 of 15

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20225,6	$1,187	$1,182
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20225,6	4,187	4,164
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 20215,6	660	659
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20215,6	470	468
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 20215,6	205	204
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 20215,6	19,943	19,912
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 20215,6	6,500	6,498
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 20215,6	630	629
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 20215,6	26,524	26,504
Exeter Automobile Receivables Trust, Series 2015-3A, Class B, 3.59% 20215,6	4	4
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 20225,6	165	164
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 20225,6	2,980	3,009
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 20235,6	4,250	4,224
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 20235,6	8,500	8,533
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20215,6	570	569
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20215,6	2,034	2,027
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 20225,6	9,257	9,210
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26% 20255,6	12,010	11,973
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20265,6	12,600	12,449
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20275,6	8,375	8,121
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20275,6	17,160	16,952
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20305,6	15,615	15,570
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20215	7,420	7,353
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20285,6	528	517
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20295,6	1,154	1,130
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20375,6	4,235	4,180
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 20215,6	11,907	11,814
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 2.735% 20295,7	1,408	1,408
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 20245,6	14,165	14,142
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 20215,6	3,688	3,684
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20205	111	110
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 20215	252	252
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20215	2,170	2,163
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21% 20215	1,500	1,494
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20215	2,242	2,241
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20215	11,020	10,987
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20215	2,298	2,298
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20215	1,041	1,041
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 20215	7,570	7,561
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20225	2,170	2,157
Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.63% 20225	145	144
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 20225	4,626	4,595
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20225	2,023	2,023
Santander Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.28% 20225	15,000	14,973
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.24% 20235,7	1,059	1,050
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.715% 20255,7	1,400	1,370
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.365% 20355,6,7	1,676	1,688
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20365,6	4,702	4,591
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.466% 20255,6,7	18,040	18,041
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20245	26,460	26,469
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20385,6	6,375	6,229
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20385,6	5,555	5,491

Short-Term Bond Fund of America — Page 6 of 15

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20395,6	$516	$506
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20395,6	2,438	2,419
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20395,6	4,431	4,373
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20425,6	6,327	6,376
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20215,6	14,210	14,041
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20215,6	24,335	24,129
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20225,6	12,913	12,736
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20205,6	3,808	3,799
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 20205,6	7,714	7,688
Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.07% 20215,6	488	487
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20215,6	19,387	19,358
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20215,6	527	528
Westlake Automobile Receivables Trust, Series 2017-2A, Class C 2.59% 20225,6	207	205
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20225,6	946	943
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20225,6	36,335	36,294
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20255,6	742	740
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 20235	1,117	1,109
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 20235	8,355	8,311
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 20235	6,632	6,636
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 20245	15,680	15,570
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20255	22,570	22,615
		928,524
Mortgage-backed obligations 9.07% Collateralized mortgage-backed obligations (privately originated) 6.04%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20485,6,7	55,440	55,336
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20685,6	12,010	11,986
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 20273,5,6,7	8,574	8,554
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.840% 20273,5,6,7	11,929	11,817
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 20275,6,7	500	493
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 20285,6,7	20,920	20,966
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 20585,6,7	47,000	46,975
Homeward Opportunities Fund Trust 3.766% 20485,6	12,143	12,123
Mello Warehouse Securitization Trust, 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.165% 20515,6,7	25,025	25,083
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 20575,6,7	3	3
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20273,5,6,7	4,214	4,193
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 20273,5,6	2,855	2,834
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 20285,6	6,349	6,357
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20283,5,6	3,466	3,459
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 20285,6	5,977	5,962
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20283,5,6,7	37,000	36,981
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20435,6	511	511
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 20285,6,7	14,865	14,875
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 20485,6	8,099	8,137
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20485,6,7	5,884	5,886
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 20485,6	34,290	34,196
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.115% 20505,6,7	31,350	31,335
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20565,6,7	16,338	16,052
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.915% 20575,6,7	25,708	25,716
		389,830

Short-Term Bond Fund of America — Page 7 of 15

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations 3.03%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 20255	$782	$785
Fannie Mae 4.50% 20255	1,500	1,542
Fannie Mae 3.50% 20265	1,466	1,471
Fannie Mae 3.916% 20335,7	772	815
Fannie Mae 3.841% 20345,7	1,162	1,226
Fannie Mae 6.00% 20385	2,569	2,792
Fannie Mae 6.00% 20385	1,071	1,173
Fannie Mae 6.00% 20385	82	90
Fannie Mae 4.369% 20395,7	442	464
Fannie Mae 5.00% 20415	2,682	2,846
Fannie Mae 3.50% 20475	17,767	17,443
Fannie Mae 4.00% 20485,9	2,879	2,896
Fannie Mae 4.50% 20485,9	3,526	3,625
Fannie Mae 4.00% 20495,9	10,351	10,401
Fannie Mae 4.50% 20495,9	21,874	22,465
Fannie Mae Pool #848751 4.048% 20365,7	316	333
Fannie Mae Pool #AC2106 4.59% 20395,7	313	329
Fannie Mae Pool #AC1676 4.585% 20395,7	220	229
Fannie Mae, Series 2015-M13, Class ASQ2, Multi Family, 1.646% 20195	482	479
Freddie Mac 5.50% 20245	996	1,016
Freddie Mac 3.819% 20345,7	693	729
Freddie Mac 5.50% 20345	439	477
Freddie Mac 4.084% 20355,7	1,722	1,818
Freddie Mac 4.22% 20365,7	944	997
Freddie Mac 4.372% 20365,7	1,314	1,394
Freddie Mac 4.378% 20365,7	814	858
Freddie Mac 5.50% 20365	260	281
Freddie Mac 4.599% 20395,7	238	250
Freddie Mac 3.162% 20455,7	3,053	3,064
Freddie Mac 3.50% 20475	8,300	8,147
Freddie Mac 3.50% 20485,9	900	883
Freddie Mac Pool #782818 4.361% 20345,7	562	592
Freddie Mac Pool #1B8916 4.712% 20415,7	1,115	1,165
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20565	16,556	16,046
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20565,7	11,207	10,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20565	15,734	15,149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20575	12,137	12,506
Government National Mortgage Assn. 5.46% 20595	121	130
Government National Mortgage Assn. 4.70% 20615	26	26
Government National Mortgage Assn. 4.70% 20615	17	18
Government National Mortgage Assn. 4.72% 20615	5	6
Government National Mortgage Assn. 4.758% 20615	75	76
Government National Mortgage Assn. 4.972% 20615	20	20
Government National Mortgage Assn. 4.996% 20615	26	27
Government National Mortgage Assn. 5.045% 20615	41	42
Government National Mortgage Assn. 5.053% 20615	40	40
Government National Mortgage Assn. 5.094% 20615	318	321
Government National Mortgage Assn. 5.179% 20615	642	653
Government National Mortgage Assn. 4.524% 20635	414	418
Government National Mortgage Assn. 4.538% 20635	429	434
Government National Mortgage Assn. 4.619% 20635	122	123
Government National Mortgage Assn. 4.631% 20635	256	257
Government National Mortgage Assn. 5.064% 20635	175	177
Government National Mortgage Assn. 3.263% 20645,7	413	418

Short-Term Bond Fund of America — Page 8 of 15

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.531% 20645	$419	$424
Government National Mortgage Assn. 4.546% 20645	420	424
Government National Mortgage Assn. 4.612% 20645	391	395
Government National Mortgage Assn. 4.618% 20645	401	405
Government National Mortgage Assn. 4.625% 20645	1,141	1,154
Government National Mortgage Assn. 4.644% 20645	282	284
Government National Mortgage Assn. 5.073% 20645	89	90
Government National Mortgage Assn. 6.64% 20645	380	393
Government National Mortgage Assn. 6.64% 20645	55	56
Government National Mortgage Assn. 4.629% 20655	260	265
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-Year CMT Weekly Rate + 0.70%) 3.29% 20625,7	2,206	2,219
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.303% 20625,7	26,918	27,143
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-Year CMT Weekly Rate + 0.60%) 3.19% 20645,7	11,173	11,223
		195,321
Total mortgage-backed obligations		585,151
Bonds & notes of governments & government agencies outside the U.S. 9.05%
Bank Nederlandse Gemeenten NV 1.75% 20206	8,400	8,220
Belgium (Kingdom of) 1.125% 20196	14,600	14,444
Council of Europe Development Bank 1.00% 2019	15,000	14,962
European Bank for Reconstruction & Development 1.75% 2019	4,000	3,958
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,556
European Investment Bank 1.25% 2019	3,570	3,514
European Investment Bank 1.625% 2020	20,000	19,583
European Investment Bank 1.75% 2020	10,000	9,848
European Investment Bank 1.375% 2021	13,333	12,777
European Investment Bank 1.625% 2021	12,000	11,614
European Investment Bank 2.00% 2021	10,000	9,794
European Investment Bank 2.00% 2022	9,000	8,656
European Investment Bank 2.25% 2022	11,265	11,005
European Investment Bank 2.25% 2022	6,000	5,845
European Stability Mechanism 2.125% 20226	28,324	27,360
Inter-American Development Bank 1.00% 2019	15,000	14,888
Inter-American Development Bank 1.625% 2020	13,200	12,974
Inter-American Development Bank 1.875% 2021	10,000	9,774
Inter-American Development Bank 1.75% 2022	15,000	14,333
Inter-American Development Bank 2.125% 2022	10,000	9,742
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,744
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,853
International Bank for Reconstruction and Development 1.875% 2020	20,000	19,738
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,567
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,588
International Bank for Reconstruction and Development 2.75% 2021	25,000	24,899
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,797
International Development Association 2.75% 20236	15,000	14,841
KfW 1.00% 2019	12,000	11,873
KfW 1.25% 2019	15,000	14,811
KfW 1.50% 2019	10,000	9,982
KfW 1.50% 2020	8,000	7,848
KfW 1.50% 2021	9,000	8,668
KfW 2.625% 2021	15,000	14,869

Short-Term Bond Fund of America — Page 9 of 15

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kommunalbanken 1.50% 20196	$13,000	$12,877
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,437
Oesterreichische Kontrollbank AG 1.625% 2019	1,000	997
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,228
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,330
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	1,968
Ontario (Province of) 1.625% 2019	15,000	14,980
Sweden (Kingdom of) 1.125% 20196	65,000	64,067
Sweden (Kingdom of) 1.625% 20206	7,400	7,279
Sweden (Kingdom of) 2.375% 20216	9,000	8,897
United Kingdom 2.50% 20216	22,400	22,194
		584,179
Municipals 0.89% California 0.35%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	14,753
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2019	225	227
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	367
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	427
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,121
		22,895
Florida 0.32%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	19,934
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	525	534
		20,468
New Jersey 0.20%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,667
Ohio 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	350	359
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	450	462
		821
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	480	490
Total municipals		57,341
Federal agency bonds & notes 0.69%
Fannie Mae 1.00% 2019	10,000	9,964
Fannie Mae 1.75% 2019	4,000	3,961
Fannie Mae 1.75% 2019	3,000	2,977
Fannie Mae 1.625% 2020	5,000	4,934
Fannie Mae 2.00% 2022	14,415	14,048
United States Agency for International Development, Ukraine 1.471% 2021	8,820	8,450
		44,334
Total bonds, notes & other debt instruments (cost: $5,861,461,000)		5,801,625

Short-Term Bond Fund of America — Page 10 of 15

unaudited

Short-term securities 10.09%	Principal amount (000)	Value (000)
Apple Inc. 2.25% due 12/11/20186	$50,000	$49,966
CPPIB Capital Inc. 2.40% due 1/2/2019	50,000	49,893
DBS Bank Ltd. 2.33% due 12/21/20186	30,000	29,959
Federal Home Loan Bank 2.14%–2.27% due 12/12/2018–1/23/2019	175,000	174,722
Home Depot Inc. 2.20% due 12/6/20186	20,000	19,992
L’Oréal USA, Inc. 2.34% due 12/21/20186	40,000	39,947
Mizuho Bank, Ltd. 2.28% due 12/13/20186	20,000	19,984
National Rural Utilities Cooperative Finance Corp. 2.27% due 12/12/2018	40,000	39,969
Nordea Bank AB 2.17% due 12/3/20186	67,000	66,988
Toronto-Dominion Bank 2.30% due 12/18/20186	50,000	49,945
U.S. Treasury Bill 2.25% due 1/8/2019	50,000	49,888
Victory Receivables Corp. 2.31% due 12/20/20186	20,000	19,974
Wal-Mart Stores, Inc. 2.25% due 12/10/20186	40,000	39,975
Total short-term securities (cost: $651,201,000)		651,202
Total investment securities 99.99% (cost: $6,512,662,000)		6,452,827
Other assets less liabilities 0.01%		757
Net assets 100.00%		$6,453,584

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 11/30/201811 (000)	Unrealized (depreciation) appreciation at 11/30/2018 (000)
90 Day Euro Dollar Futures	Short	951	June 2019	$(237,750)	$(230,820)	$(62)
90 Day Euro Dollar Futures	Long	1,184	December 2021	296,000	287,194	112
2 Year U.S. Treasury Note Futures	Long	1,500	April 2019	300,000	316,477	108
5 Year U.S. Treasury Note Futures	Long	9,155	April 2019	915,500	1,034,157	2,047
10 Year U.S. Treasury Note Futures	Long	499	March 2019	49,900	59,607	83
10 Year Ultra U.S. Treasury Note Futures	Short	1,271	March 2019	(127,100)	(160,781)	(720)
20 Year U.S. Treasury Bond Futures	Short	290	March 2019	(29,000)	(40,573)	(179)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,451	March 2019	(145,100)	(221,141)	(242)
						$1,147

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 11/30/2018 (000)
3-month USD-LIBOR	1.209%	3/18/2019	$100,000	$447	$—	$447
2.782%	U.S. EFFR	9/18/2019	1,029,873	201	—	201
2.5775%	U.S. EFFR	7/16/2022	254,049	(198)	—	(198)
2.5815%	U.S. EFFR	5/25/2023	227,000	(534)	—	(534)
3-month USD-LIBOR	3.09009%	10/31/2023	135,865	(734)	—	(734)
3-month USD-LIBOR	3.0965%	10/31/2023	135,085	(770)	—	(770)
3-month USD-LIBOR	2.2365%	9/2/2025	50	2	—	2
3-month USD-LIBOR	1.743%	2/8/2026	75,000	6,134	—	6,134
3-month USD-LIBOR	1.623%	5/19/2026	30,000	2,787	—	2,787
2.925%	3-month USD-LIBOR	2/1/2028	36,000	(256)	—	(256)

Short-Term Bond Fund of America — Page 11 of 15

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 11/30/2018 (000)
2.91%	3-month USD-LIBOR	2/1/2028	$45,000	$(348)	$—	$(348)
2.908%	3-month USD-LIBOR	2/1/2028	45,000	(352)	—	(352)
2.92%	3-month USD-LIBOR	2/2/2028	34,000	(249)	—	(249)
U.S. EFFR	2.471%	3/27/2028	31,600	602	—	602
U.S. EFFR	2.4575%	3/29/2028	37,386	754	—	754
U.S. EFFR	2.424%	3/30/2028	31,630	726	—	726
U.S. EFFR	2.412%	4/5/2028	14,384	345	—	345
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	597	—	597
3-month USD-LIBOR	2.963%	2/1/2038	27,100	596	—	596
3-month USD-LIBOR	2.986%	2/1/2038	21,800	446	—	446
3-month USD-LIBOR	2.967%	2/2/2038	21,000	456	—	456
U.S. EFFR	2.505%	3/22/2048	6,100	345	—	345
U.S. EFFR	2.43625%	4/19/2048	30,000	2,111	—	2,111
U.S. EFFR	2.625%	5/25/2048	51,000	1,662	—	1,662
U.S. EFFR	2.445%	6/4/2048	12,600	868	—	868
3.236%	3-month USD-LIBOR	10/31/2048	31,235	573	—	573
3.22859%	3-month USD-LIBOR	10/31/2048	31,230	526	—	526
					$—	$16,737

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,544,000, which represented .18% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $68,289,000, which represented 1.06% of the net assets of the fund.
4	Value determined using significant unobservable inputs.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,589,618,000, which represented 24.63% of the net assets of the fund.
7	Coupon rate may change periodically.
8	Step bond; coupon rate may change at a later date.
9	Purchased on a TBA basis.
10	Notional amount is calculated based on the number of contracts and notional contract size.
11	Value is calculated based on the notional amount and current market price.

Short-Term Bond Fund of America — Page 12 of 15

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $3,198,994,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $9,956,543,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Short-Term Bond Fund of America — Page 13 of 15

unaudited

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,513,353	$—	$2,513,353
Corporate bonds & notes	—	1,088,293	450	1,088,743
Asset-backed obligations	—	928,524	—	928,524
Mortgage-backed obligations	—	585,151	—	585,151
Bonds & notes of governments & government agencies outside the U.S.	—	584,179	—	584,179
Municipals	—	57,341	—	57,341
Federal agency bonds & notes	—	44,334	—	44,334
Short-term securities	—	651,202	—	651,202
Total	$—	$6,452,377	$450	$6,452,827

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,350	$—	$—	$2,350
Unrealized appreciation on interest rate swaps	—	20,178	—	20,178
Liabilities:
Unrealized depreciation on futures contracts	(1,203)	—	—	(1,203)
Unrealized depreciation on interest rate swaps	—	(3,441)	—	(3,441)
Total	$1,147	$16,737	$—	$17,884

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America — Page 14 of 15

unaudited

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-048-0119O-S66038	Short-Term Bond Fund of America — Page 15 of 15

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2019